Segment and Geographic Information	12 Months Ended
Dec. 31, 2011
Segment and Geographic Information [Abstract]
Segment Information
9. Segment and Geographic Information

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates performance based on operating income of the respective business units before restructuring charges, interest expense and income taxes. Total revenue and operating income by business segment and geographic region include both sales to customers, as reported in the Company's Consolidated Statements of Earnings, and intersegment sales, which are accounted for at prices that approximate market prices and are eliminated in consolidation. Corporate and Other revenue consists primarily of flavor, fragrances and color products sold by the Asia Pacific and China Groups.

Assets by business segment and geographic region are those assets used in the Company's operations in each segment and geographic region. Segment assets reflect the allocation of goodwill to each segment. Corporate and Other assets consist primarily of property and investments.

Segment Information The Company's operations, except for the Asia Pacific Group and China Group, are managed on a products and services basis. The Company determines its operating segments based on information utilized by the chief operating decision maker to allocate resources and assess performance. The Company's reportable segments consist of Flavors & Fragrances and Color. The Company's Flavors & Fragrances segment produces flavor and fragrance products that impart a desired taste, texture, aroma or other characteristic to a broad range of consumer and other products. The Color segment produces natural and synthetic color systems for pharmaceuticals, foods and beverages; colors and formulations for cosmetics; and technical colors for industrial applications and digital imaging. Two additional segments, the Asia Pacific Group and the China Group, are included in the Corporate & Other column on the next page.

	Flavors &		Corporate
(in thousands)	Fragrances	Color	& Other	Consolidated

2011
Revenue from external customers	$833,663	$467,691	$129,435	$1,430,789
Intersegment revenue	27,017	24,190	2,400	53,607
Total revenue	860,680	491,881	131,835	1,484,396
Operating income (loss)	130,849	90,217	(30,243)	190,823
Interest expense	-	-	19,439	19,439
Earnings (loss) before income taxes	130,849	90,217	(49,682)	171,384
Assets	804,983	695,251	153,930	1,654,164
Capital expenditures	35,034	30,121	7,045	72,200
Depreciation and amortization	26,860	14,086	5,153	46,099

2010
Revenue from external customers	$786,532	$430,782	$110,866	$1,328,180
Intersegment revenue	22,521	16,679	2,313	41,513
Total revenue	809,053	447,461	113,179	1,369,693
Operating income (loss)	121,997	77,404	(24,824)	174,577
Interest expense	-	-	20,384	20,384
Earnings (loss) before income taxes	121,997	77,404	(45,208)	154,193
Assets	785,205	676,656	137,407	1,599,268
Capital expenditures	27,214	22,306	6,303	55,823
Depreciation and amortization	24,896	13,473	5,054	43,423

2009
Revenue from external customers	$755,525	$358,761	$87,126	$1,201,412
Intersegment revenue	17,347	16,046	1,280	34,673
Total revenue	772,872	374,807	88,406	1,236,085
Operating income (loss)	124,482	58,685	(36,204)	146,963
Interest expense	-	-	23,788	23,788
Earnings (loss) before income taxes	124,482	58,685	(59,992)	123,175
Assets	800,156	651,446	140,089	1,591,691
Capital expenditures	28,696	11,865	7,155	47,716
Depreciation and amortization	24,155	13,098	4,930	42,183

Geographic Information The Company has manufacturing facilities or sales offices in North America, South America, Europe, Asia, Australia and Africa.

(in thousands)	2011	2010	2009
Revenue from external customers:
North America	$737,154	$699,429	$650,847
Europe	405,312	374,616	334,755
Asia Pacific	190,404	166,809	137,804
Other	97,919	87,326	78,006
Consolidated	$1,430,789	$1,328,180	$1,201,412
Long-lived assets:
North America	$444,656	$420,084	$407,758
Europe	456,248	470,811	493,263
Asia Pacific	35,151	34,993	31,605
Other	11,239	1,075	956
Consolidated	$947,294	$926,963	$933,582

Sales in the United States, based on the final country of destination of the Company's products, were $561.9 million, $529.6 million and $495.6 million in 2011, 2010 and 2009, respectively. No other country of destination exceeded 10% of consolidated sales. Total long-lived assets in the United States amounted to $345.1 million, $317.5 million and $311.9 million at December 31, 2011, 2010 and 2009, respectively.